Subsequent Events - Repurchase of common stock (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Events
Newly issued price (in dollars per share)		$ 9.20	$ 9.20	$ 9.20
Angel Studios, Inc. CIK: 0001671941
Subsequent Events
Shares repurchase value		$ 62,562	$ 113,894	$ 107,073	$ 427,217
Angel Studios, Inc. CIK: 0001671941 | Subsequent Event | Class C Common Stock
Subsequent Events
Repurchase of Common Stock (in shares)	141,004
Shares repurchase value	$ 2,000,000
Newly issued price (in dollars per share)	$ 14.18